Loans Receivable, Net (Loans Individually Evaluated for Impairment by Class of Loans) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Related Allowance	$ 2,066	$ 2,142
Recorded Investment, Total	66,662	57,406
Unpaid Principal Balance, Total	92,222	85,216
Related Allowance	2,066	2,142
Average Recorded Investment, Total	66,800	68,357
Interest Income Recognized, Total	2,353	1,579
Residential Mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment,With no related allowance	3,924	1,448
Unpaid Principal Balance, With no related allowance	5,607	2,176
Average Recorded Investment, With no related allowance	3,330	1,375
Interest Income Recognized, With no related allowance	190	20
Recorded Investment, With an allowance recorded	17,063	10,787
Unpaid Principal Balance, Recorded Investment, With an allowance recorded	17,457	11,075
Related Allowance	2,066	2,142
Average Recorded Investment, With an allowance recorded	15,880	9,569
Interest Income Recognized, With an allowance recorded	753	283
Recorded Investment, Total	20,987	12,235
Unpaid Principal Balance, Total	23,064	13,251
Related Allowance	2,066	2,142
Average Recorded Investment, Total	19,210	10,944
Interest Income Recognized, Total	943	303
Multi- Family
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment,With no related allowance	15,313	10,574
Unpaid Principal Balance, With no related allowance	28,681	19,336
Average Recorded Investment, With no related allowance	15,405	6,764
Interest Income Recognized, With no related allowance	428	310
Average Recorded Investment, With an allowance recorded		2,316
Recorded Investment, Total	15,313	10,574
Unpaid Principal Balance, Total	28,681	19,336
Average Recorded Investment, Total	15,405	9,080
Interest Income Recognized, Total	428	310
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment,With no related allowance	11,713	7,075
Unpaid Principal Balance, With no related allowance	12,223	7,476
Average Recorded Investment, With no related allowance	11,538	5,081
Interest Income Recognized, With no related allowance	679	492
Recorded Investment, Total	11,713	7,075
Unpaid Principal Balance, Total	12,223	7,476
Average Recorded Investment, Total	11,538	5,081
Interest Income Recognized, Total	679	492
Construction Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment,With no related allowance	17,037	26,314
Unpaid Principal Balance, With no related allowance	26,642	43,945
Average Recorded Investment, With no related allowance	19,157	25,557
Interest Income Recognized, With no related allowance	198	384
Average Recorded Investment, With an allowance recorded		17,054
Recorded Investment, Total	17,037	26,314
Unpaid Principal Balance, Total	26,642	43,945
Average Recorded Investment, Total	19,157	42,611
Interest Income Recognized, Total	198	384
Commercial and Industrial Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment,With no related allowance	1,612	1,208
Unpaid Principal Balance, With no related allowance	1,612	1,208
Average Recorded Investment, With no related allowance	1,490	641
Interest Income Recognized, With no related allowance	105	90
Recorded Investment, Total	1,612	1,208
Unpaid Principal Balance, Total	1,612	1,208
Average Recorded Investment, Total	1,490	641
Interest Income Recognized, Total	$ 105	$ 90